Warrant Liabilities (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 shares	Apr. 14, 2021 $ / shares
Warrant Liabilities
Warrants outstanding | shares	26,666,666	26,666,666	0
Public warrants expire		5 years
Repurchase of equity percentage		60
Trading days		10 days
Series of individually immaterial business acquisitions
Warrant Liabilities
Issue price		$ 9.20
Business combination		$ 9.20
Class A common stock
Warrant Liabilities
Threshold percentage of consideration receivable by the holders of shares in business combination as alternative issuance provision contained in warrant agreement	70.00%
Threshold period for registered holder of the warrant to exercise warrant, following the public disclosure of the consummation of such Business Combination	30 days
Threshold trading days for calculating volume-weighted average price	10 days
Class A common stock		20 days
Redemption price per share		$ 10.00
Warrant
Warrant Liabilities
Public warrants exercisable period		30 days
Public Warrant
Warrant Liabilities
Public Warrants exercisable term after the completion of a business combination	30 days
Public Warrants exercisable term from the closing of the initial public offering	12 months
Public Warrants expiration term	5 years
Threshold period for filling registration statement after business combination	15 days
Maximum threshold period for registration statement to become effective after business combination	60 days
Warrants outstanding | shares	14,166,666	14,166,666
Public Warrant | Redemption of warrants when the price per share of the Company's Class A common stock equals or exceeds $18.00
Warrant Liabilities
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00
Price per share	18.00
Redemption price per public warrant (in dollars per share)	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days
Threshold trading days for redemption of public warrants	20 days
Threshold consecutive trading days for redemption of public warrants	30 days
Public Warrant | Redemption of warrants when the price per share of the Company's Class A common stock equals or exceeds $10.00
Warrant Liabilities
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	180.00%
Stock price trigger for redemption of public warrants (in dollars per share)	$ 10.00
Price per share	10.00
Redemption price per public warrant (in dollars per share)	$ 0.10
Minimum threshold written notice period for redemption of public warrants	30 days
Public Warrant | Class A common stock
Warrant Liabilities
Share price	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%
Threshold trading days for calculating market value	20 days
Private warrants
Warrant Liabilities
Warrants outstanding | shares	12,500,000	12,500,000
Over-allotment option
Warrant Liabilities
Price per share				$ 10.00
Warrants outstanding | shares	266,666	266,666